Offerings - Offering: 1	Feb. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,720
Offering Note
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of
Filing
Fee Table” in the Company’s Registration Statement on Form S-3 (File No. 333-269879) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.